Unaudited Interim Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Unaudited Interim Consolidated Statements of Comprehensive Income / (Loss) [Abstract]
Net income / (loss) from continuing and discontinued operations	$ (5,500)	$ 5,936
Comprehensive income / (loss) from continuing and discontinued operations	$ (5,500)	$ 5,936